SAFE Note (Details) - Xos, Inc. [Member] - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Oct. 30, 2020
SAFE Note (Details) [Line Items]
Issued to elemental excellerator			$ 30
Conversion or cash-out events, description	The SAFE note will convert into a number of shares of preferred stock equal to the quotient obtained by dividing (x) the principal amount of the SAFE note by (y) the product of (A) the applicable price per share in the then-applicable financing round and (B) 80%.
Issued to elemental excelerator			$ 30,000
Conversion or cash out events, description		The SAFE Note will convert into a number of shares of preferred stock equal to the quotient obtained by dividing (x) the principal amount of the SAFE by (y) the product of (A) the applicable price per share in the then-applicable financing round and (B) 80%.
Cash	$ 620,000	$ 620,000
Note in exchange amount		$ 30,000
Preferred shares (in Shares)	3,739,846
Preferred Stock [Member]
SAFE Note (Details) [Line Items]
Preferred shares (in Shares)		76,471